Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2018
Property Plant And Equipment
Number of vessels	36
Suezmax Crude Oil Tankers
Property Plant And Equipment
Number of vessels	3
Medium Range Tankers
Property Plant And Equipment
Number of vessels	21
Aframax Crude-Oil Tanker
Property Plant And Equipment
Number of vessels	1
Post Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	10
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1